Shareholder Report, Holdings (Details) - C000030507	Mar. 31, 2025
12351282
Holdings [Line Items]
Percent of Net Asset Value	17.80%
12350705
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	27.60%
AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	24.30%
AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	21.50%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	3.10%